UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2007

Total Return for the 6 Months Ended April 30, 2007
Class A	Class B	Class C	Class D	Lehman Brothers Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
2.50%	2.18%	2.19%	2.50%	2.95%	2.62%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Housing sector concerns, equity market behavior and a slight deceleration in real economic growth rates all affected the U.S. bond market during the six-month reporting period. Toward the end of the period, delinquency and default rates within the sub-prime mortgage lending area steadily increased, causing some market participants to become concerned about the potential for "spillover" effects on consumer confidence and the already-troubled residential housing market. (Broadly speaking, sub-prime loans are loans made to borrowers with various types of credit impairments that limit or preclude their access to more traditional lending sources.) While we believe the headlines generated by these events overstate the likely risks posed to the economy, the market's concerns were enough to spur a flight-to-quality that pushed Treasury prices higher. At the same time, the equity markets came under pressure from the same set of domestic economic concerns, as well as a sharp sell-off in some overseas equity markets—most notably in China. In March, however, the equity markets quickly snapped back, recovering much of their late-February losses.

Against this backdrop, the Federal Open Market Committee (the "Fed") not only opted to leave the target federal funds rate unchanged at its March policymaking session, but also shifted to a symmetric policy bias (i.e., one that was as much inclined to cut short-term rates as to raise them). The change in the Fed's bias caused short-term interest rates to decline and the yield curve to steepen. Most fixed-rate agency mortgage-backed securities underperformed equal-duration Treasuries for the overall period, with lower-coupon issues posting the lowest returns. Additionally, agency yield spreads rose slightly.

While we could be in a temporary phase where real economic growth rates soften relative to 2006 levels, we anticipate that nominal economic growth is likely to remain solid. Given that recent employment gains have been above trend and inflation remains above the Fed's comfort zone, an easing move by the Fed could potentially foster even higher inflation rates over the next few years. In any event, we believe interest-rate volatility is unlikely to remain at such subdued levels for an extended period.

Performance Analysis

All of the shares of the Morgan Stanley Mortgage Securities Trust underperformed the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2007, assuming no deduction of applicable sales charges.

A variety of strategies drove the Fund's performance during the reporting period. The primary contributor to the Fund's underperformance versus the Lehman Brothers Mortgage Index was its duration* positioning. During the period, we kept the Fund's overall duration below that of the Lehman Brothers Mortgage Index. Although this defensive posture was beneficial to relative performance early in the period when interest rates were rising, rates declined for much of the period and as such, the Fund's positioning hampered returns for the overall period.

We continued to hold an underweight position relative to the Lehman Brothers Mortgage Index in mortgage-backed securities. The Fund's holdings in this sector focused on high-coupon, slow-prepaying issues, which hindered performance somewhat in the early months of the reporting period as these issues underperformed. In the latter months of the period, however, performance within the mortgage market was bifurcated, with higher-coupon mortgages outperforming equal duration treasuries and lower-coupon mortgages underperforming. As such, our mortgage strategy of focusing on higher coupon mortgages proved additive to performance, and gains realized during this time more than offset losses realized earlier in the period.

Our analysis during the period indicated that forward interest rates near the 10-year part of the yield curve were highly unattractive, especially given the very low level of interest-rate volatility. Accordingly, we reduced the portfolio's exposure to that segment of the market at the end of March, while seeking to keep the portfolio's level of relative interest-rate risk unchanged.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
Mortgage-Backed — FNMA	43.5%
Short-Term Investments	24.8
Collateralized Mortgage Obligations	19.3
Mortgage-Backed — FHLMC	10.1
U.S. Government Obligations	1.3
Mortgage-Backed — GNMA	1.0
LONG-TERM CREDIT ANALYSIS
AAA	100%

Data as of April 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

** Does not include open long futures contracts with an underlying face amount of $21,341,188 with unrealized appreciation of $111,462 and open short futures contracts with an underlying face amount of $9,275,250 with unrealized depreciation of $22,416.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in mortgage-related securities, including mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2007
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class C Shares† (since 07/28/97) MTGCX		Class D Shares†† (since 07/28/97) MTGDX
1 Year	5.87% 1.37	[3] [4]	5.12% 0.12	[3] [4]	5.12% 4.12	[3] [4]	6.02% —	[3]
5 Years	4.24 3.34	[3] [4]	3.51 3.16	[3] [4]	3.56 3.56	[3] [4]	4.39 —	[3]
10 Years	— —		4.93 4.93	[3] [4]	— —		— —
Since Inception	5.35 4.88	[3] [4]	5.97 5.97	[3] [4]	4.57 4.57	[3] [4]	5.34 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper U.S. Mortgage Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (2.50% return)	$1,000.00	$1,025.00	$5.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class B
Actual (2.18% return)	$1,000.00	$1,021.80	$8.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual (2.19% return)	$1,000.00	$1,021.90	$8.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85
Class D
Actual (2.50% return)	$1,000.00	$1,025.00	$4.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61

*  Expenses are equal to the Fund's annualized expense ratios of 1.15%, 1.77%, 1.77% and 0.92% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund's performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were acceptable.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (85.3%)
	Federal Home Loan Mortgage Corp. (4.2%)
$5,850	*	4.50%	$5,500,828
1,705	10/01/10 - 02/01/20	9.50	1,849,256
442	06/01/16 - 10/01/19	10.00	488,669
50	02/01/16 - 12/01/17	10.50	55,528
			7,894,281
	Federal Home Loan Mortgage Corp. (ARM) (3.2%)
1,315	05/01/36	5.213	1,317,968
875	04/01/37	5.347	876,609
899	04/01/36	5.551	904,927
843	03/01/37	5.687	848,783
1,100	04/01/37	5.70	1,107,361
850	04/01/37	5.88	859,164
			5,914,812
	Federal Home Loan Mortgage Corp. PC Gold (8.3%)
3,195	10/01/18 - 06/01/20	5.00	3,155,683
6,083	06/01/21 - 08/01/21	5.50	6,093,193
628	06/01/29 - 09/01/33	6.50	647,400
4,449	04/01/20 - 08/01/32	7.50	4,656,404
1,013	02/01/23 - 07/01/31	8.00	1,068,253
			15,620,933
	Federal National Mortgage Assoc. (62.9%)
15,600	*	4.50	15,102,750
24,900	*	5.00	24,416,953
36,750	*	5.50	36,348,047
6,987	01/01/27 - 12/01/33	6.50	7,204,473
21,025	*	7.00	21,701,359
8,185	07/01/23 - 03/01/36	7.00	8,515,865
3,030	09/01/29 - 06/01/32	7.50	3,172,475
967	08/01/24 - 02/01/32	8.00	1,025,673
118	01/01/22 - 04/01/25	8.50	126,325
105	09/01/16 - 05/01/20	9.50	115,580
53	03/01/16 - 02/01/18	9.75	57,713
			117,787,213

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Federal National Mortgage Assoc. (ARM) (5.1%)
$849	09/01/35	5.001%		$843,462
925	03/01/37	5.253		930,056
2,163	12/01/36	5.475		2,176,816
965	01/01/37	5.635		971,976
928	04/01/37	6.121		942,122
1,832	03/01/36	6.937		1,889,226
1,693	03/01/36	6.985		1,746,019
				9,499,677
	Government National Mortgage Assoc. (1.5%)
849	08/15/25 - 05/15/29	6.50		876,704
13	06/15/29 - 08/15/29	7.50		13,588
580	10/15/19 - 10/15/24	8.50		628,348
1,071	11/15/17 - 06/15/20	9.50		1,168,178
38	05/15/16 - 11/15/20	10.00		43,001
				2,729,819
	Government National Mortgage Assoc. II (0.1%)
230	05/20/30	8.00		243,873
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $159,342,080)			159,690,608
	U.S. Government Obligations (2.1%)
	U.S. Treasury Bond (a)
1,770	08/15/27	6.375		2,105,748
	U.S. Treasury Strip (a)
4,560	02/15/27	0.00		1,726,051
	Total U.S. Government Obligations (Cost $3,975,438)			3,831,799
	Collateralized Mortgage Obligations (30.1%)
	U.S. Government Agencies (2.8%)
	Federal National Mortgage Assoc.
1,114	1996-46 FC 12/25/23	6.544	†	1,154,057
52	2004-70 DF 10/25/34	6.52	†	52,059
3,606	2005-68 XI 08/25/35 (IO)	6.00		1,224,256
13,554	2006-28 1P 03/25/36 (IO)	1.571	†	288,026
866	2006-118 A2 12/25/36	5.38	†	866,061
77	Grantor Trust 2004-T5 A13 05/28/35	5.589	†	77,147
1,558	Whole Loan 2005-W2 A1 05/25/35	5.52	†	1,563,814
	Total U.S. Government Agencies			5,225,420

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Private Issues (27.3%)
	American Home Mortgage Investment Trust
$245	2004-1 1A 04/25/44	5.67	†%	$245,807
	Banc of America Funding Corp.
852	2005-F 1A2 09/20/35	5.67	†	855,705
	Bear Stearns Mortgage Funding Trust
1,444	2006-AR1 1A1 07/25/36	5.53	†	1,433,096
1,467	2006 AR4 A1 12/25/36	5.53	†	1,469,141
994	2006 AR5 1A1 12/25/36	5.48	†	994,946
	Countrywide Alternative Loan Trust
489	2005-44 1A2A 10/25/35	5.61	†	489,218
68	2005-44 2A2A 10/25/35	5.60	†	68,505
599	2005-51 1A2A 11/20/35	5.61	†	599,363
544	2005-51 2A2A 11/20/35	5.61	†	545,247
581	2005-59 1A2B 11/20/35	5.58	†	581,970
4,533	2005-81 X1 02/25/37 (IO)	2.105	†	235,168
967	2006-OA1 1A2 03/20/46	5.62	†	969,664
739	2006-OA1 2A2 03/20/46	5.63	†	740,669
5,868	2006-OA1 2X 03/20/46 (IO)	1.998	†	264,088
817	2006-OA2 A2A 05/20/46	5.47	†	817,733
1,366	2006-OA10 2A2 08/25/46	5.55	†	1,370,367
11,642	2006-OA17 1XP 12/20/46 (IO)	2.498	†	570,221
9,048	2006-OA19 XP 02/20/47 (IO)	2.391	†	444,238
	Countrywide Home Loans
12,033	2004-25 2X 02/25/35 (IO)	1.767	†	255,707
938	2006-OA4 A2 04/25/46	5.59	†	941,033
	DSLA Mortgage Loan Trust
672	2004-AR1 A2A 09/19/44	5.73	†	674,406
1,057	2005-AR4 2A1C 08/19/45	5.62	†	1,062,627
1,337	2006-AR2 2A1A 11/19/37	5.52	†	1,339,919
1374	2007-AR1 2A1B 04/19/38	5.50	†	1,375,458
	Greenpoint Mortgage Funding Trust
12,301	2005-AR1 X1 06/25/45 (IO)	2.288	†	315,201
12,361	2005-AR2 X1 06/25/45 (IO)	2.379	†	366,965
4,266	2005-AR3 X1 08/25/45 (IO)	2.394	†	127,994
9,456	2005-AR4 X4 10/25/45 (IO)	2.299	†	283,672
1,161	2006-AR2 3A2 03/25/36	5.64	†	1,163,006
	Harborview Mortgage Loan Trust
4,884	2005-2 X 05/19/35 (IO)	1.393	†	113,706
4,799	2005-3 X2 06/19/35 (IO)	1.088	†	109,467
936	2005-5 2A1B 07/19/45	5.61	†	938,616

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$3,226	2005-16 X1 01/19/36 (IO)	1.933	†%	$92,750
8,367	2005-16 X3 01/19/36 (IO)	1.697	†	211,774
3	2006-1 PO1 03/19/37 (PO)	0.00		2,154
5,777	2006-1 X1 03/19/37 (IO)	1.747	†	251,854
1,336	2006-1O 2A1A 11/19/36	5.50	†	1,330,750
0	2006-5 PO2 07/19/47 (PO)	0.00		39
13,235	2006-5 X2 07/19/47 (IO)	1.883	†	473,574
1,510	2006-7 2A1A 10/19/37	5.52	†	1,511,696
979	2006-14 2A1A 03/19/38	5.47	†	979,890
685	2006-14 2A1B 03/19/38	5.52	†	686,562
	Indymac Indx Mortgage Loan Trust
12,354	2005-AR12 AX2 07/25/35 (IO)	1.022	†	393,779
766	2005-AR12 2A1B 07/25/35	5.60	†	770,456
	Luminent Mortgage Trust
1,257	2006-6 A1 10/25/46	5.52	†	1,260,760
1,352	2006-7 2A2 12/25/36	5.54	†	1,354,206
1,186	2006-4 A1B 05/25/46	5.55	†	1,190,207
910	2006-1 A1 04/25/36	5.56	†	912,741
946	2006-2 A1B 02/25/46	5.60	†	948,704
	Mortgageit Trust
1,248	2006-1 2A1B 04/25/36	5.60	†	1,254,190
	Residential Accredit Loans, Inc.
430	2006-QO1 1A1 02/25/46	5.58	†	430,899
438	2006-QO1 2A1 02/25/46	5.59	†	438,616
1,175	2006-QH1 A1 12/25/36	5.51	†	1,181,709
1,275	2006-QO6 A2 06/25/46	5.55	†	1,273,935
1,191	2006-QO10 A2 01/25/37	5.52	†	1,189,600
1,200	2007-QH2 A2 03/25/37	5.49	†	1,201,844
	Structured Asset Mortgage Investments, Inc.
1,093	2006-AR2 A2 02/25/36	5.63	†	1,097,472
1,524	2006-AR3 11A2 04/25/36	5.59	†	1,531,474
1,413	2006-AR8 A1A 10/25/36	5.52	†	1,417,024
1,800	2007-AR2 1A2 02/25/37	5.51	†	1,804,267
	WAMU Mortgage Pass-Through Certificates
2,665	2004-AR8 X 06/25/44 (IO)	1.321	†	46,638
4,702	2004-AR10 X 07/25/44 (IO)	1.277	†	82,289
6,743	2004-AR12 X 10/25/44 (IO)	1.301	†	118,007
687	2005-AR6 2AB3 04/25/45	5.59	†	688,738
553	2005-AR8 2AB3 07/25/45	5.68	†	554,779
480	2005-AR13 A1B1 10/25/45	5.58	†	481,222
473	2005-AR15 A1B1 11/25/45	5.57	†	473,798

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$412	2005-AR17 A1B1 12/25/45	5.57	†%	$413,046
306	2005-AR19 A1B1 12/25/45	5.57	†	306,072
1,094	2006-AR2 A1A 04/25/46	6.26	†	1,098,888
	Total Private Issues			51,219,326
	Total Collateralized Mortgage Obligations (Cost $57,441,322)			56,444,746

NUMBER OF CONTRACTS
	Put Options Purchased (0.0%)
5,530	90 day Euro $ June/2007 @ 94.25	13,825
815	90 day Euro $ June/2007 @ 94.50	2,038
165	90 day Euro $ Sept/2007 @ 94.75	12,375
	Total Put Options Purchased (Cost $678,460)	28,238

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (38.8%)
	U.S. Government Agencies & Obligation (b) (34.8%)
$37,100	Federal Home Loan Banks 05/04/07 - 05/23/07	5.12 - 5.15	37,036,811
9,300	Federal Home Loan Mortgage Corp. 06/04/07	5.125	9,254,985
18,500	Federal National Mortgage Corp. 06/13/07 - 06/15/07	5.13 - 5.14	18,383,963
500	U.S. Treasury Bill ‡ 07/12/07	4.915	495,085
	Total U.S. Government Agencies & Obligation (Cost $65,170,844)		65,170,844
	Securities Purchased from Securities Lending Collateral (0.7%)
3,883	The Bank of New York Institutional Cash Reserve Fund (Cost $1,265,929)		1,265,929

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	Repurchase Agreement (3.3%)
$6,212	Joint repurchase agreement account due 05/01/07 (dated 04/30/07 proceeds $6,212,901) (c) (Cost $6,212,000)	5.22%	$6,212,000
	Total Short-Term Investments (Cost $72,648,773)		72,648,773
	Total Investments (Cost $294,086,073) (d)(e)	156.3%	292,644,164
	Liabilities in Excess of Other Assets	(56.3)	(105,371,173)
	Net Assets	100.0%	$187,272,991

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of April 30, 2007.

  IO  Interest Only security.

  PC  Participation Certificate.

  PO  Principal Only security.

  †  Floating rate security, rate shown is the rate in effect at April 30, 2007.

  ‡  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $16,928.

  *  Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (a)  All or a portion of this security was on loan as of April 30, 2007.

  (b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (c)  Collateralized by federal agency and U.S. Treasury obligations.

  (d)  Securities have been designated as collateral in an amount equal to $134,357,001 in connection with securities purchased on a forward commitment basis and open futures contracts.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,508,577 and the aggregate gross unrealized depreciation is $2,950,486, resulting in net unrealized depreciation of $1,441,909.

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
190	Long	U.S. Treasury Notes 10 Year, June 2007	$20,582,345	$108,418
7	Long	U.S. Treasury Notes 10 Year, September 2007	758,843	3,044
83	Short	U.S. Treasury Bonds 30 Year, June 2007	(9,275,250)	(22,416)
		Net Unrealized Appreciation		$89,046

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $294,086,073) (including $1,251,832 of securities loaned)	$292,644,164
Receivable for:
Investments sold	28,669,996
Interest	829,652
Principal paydowns	42,738
Shares of beneficial interest sold	29,601
Variation margin	25,501
Prepaid expenses and other assets	65,491
Total Assets	322,307,143
Liabilities:
Collateral on securities loaned, at value	1,265,929
Payable for:
Investments purchased	133,072,585
Shares of beneficial interest redeemed	298,363
Dividends and distributions to shareholders	103,904
Investment advisory fee	75,136
Distribution fee	59,289
Administration fee	12,789
Transfer agent fee	6,366
Accrued expenses and other payables	139,791
Total Liabilities	135,034,152
Net Assets	$187,272,991
Composition of Net Assets:
Paid-in-capital	$203,842,312
Net unrealized depreciation	(1,352,864)
Dividends in excess of net investment income	(228,634)
Accumulated net realized loss	(14,987,823)
Net Assets	$187,272,991
Class A Shares:
Net Assets	$134,317,795
Shares Outstanding (unlimited authorized, $.01 par value)	14,811,321
Net Asset Value Per Share	$9.07
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.47
Class B Shares:
Net Assets	$35,038,532
Shares Outstanding (unlimited authorized, $.01 par value)	3,935,731
Net Asset Value Per Share	$8.90
Class C Shares:
Net Assets	$6,534,354
Shares Outstanding (unlimited authorized, $.01 par value)	727,444
Net Asset Value Per Share	$8.98
Class D Shares:
Net Assets	$11,382,310
Shares Outstanding (unlimited authorized, $.01 par value)	1,280,841
Net Asset Value Per Share	$8.89

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income:
Income
Interest	$5,949,275
Income from securities loaned - net	3,567
Total Income	5,952,842
Expenses
Investment advisory fee	455,428
Distribution fee (Class A shares)	158,413
Distribution fee (Class B shares)	169,442
Distribution fee (Class C shares)	29,426
Transfer agent fees and expenses	116,333
Shareholder reports and notices	96,000
Administration fee	77,520
Professional fees	53,176
Custodian fees	45,028
Registration fees	18,581
Trustees' fees and expenses	5,420
Other	24,632
Total Expenses	1,249,398
Less: expense offset	(705)
Net Expenses	1,248,693
Net Investment Income	4,704,149
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	566,767
Futures contracts	244,162
Net Realized Gain	810,929
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(658,766)
Futures contracts	(133,647)
Option contracts	(130,093)
Net Depreciation	(922,506)
Net Loss	(111,577)
Net Increase	$4,592,572

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$4,704,149	$9,377,748
Net realized gain (loss)	810,929	(1,153,655)
Net change in unrealized appreciation (depreciation)	(922,506)	270,597
Net Increase	4,592,572	8,494,690
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,535,867)	(7,548,376)
Class B shares	(915,922)	(2,474,308)
Class C shares	(159,013)	(359,688)
Class D shares	(305,796)	(503,247)
Total Dividends	(4,916,598)	(10,885,619)
Net decrease from transactions in shares of beneficial interest	(17,246,107)	(57,795,839)
Net Decrease	(17,570,133)	(60,186,768)
Net Assets:
Beginning of period	204,843,124	265,029,892
End of Period (Including dividends in excess of net investment income of $228,634 and $16,185, respectively)	$187,272,991	$204,843,124

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

G. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2007 were $1,251,832 and $1,265,929, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,695,398 at April 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $58,489 and $425, respectively and received $8,339 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007 were $632,123,687 and $636,302,526, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,947. At April 30, 2007, the Fund had an accrued pension liability of $61,442 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	77,412	$702,619	107,950	$981,764
Conversion from Class B	484,870	4,392,854	747,089	6,783,284
Reinvestment of dividends	255,303	2,313,175	528,817	4,797,346
Redeemed	(1,552,165)	(13,802,414)	(4,490,413)	(40,740,609)
Net decrease — Class A	(704,580)	(6,393,766)	(3,106,557)	(28,178,215)
CLASS B SHARES
Sold	33,447	297,878	146,065	1,304,122
Conversion to Class A	(494,084)	(4,392,854)	(761,097)	(6,783,284)
Reinvestment of dividends	65,161	579,416	171,771	1,530,241
Redeemed	(738,094)	(6,570,093)	(2,670,905)	(23,817,521)
Net decrease — Class B	(1,133,570)	(10,085,653)	(3,114,166)	(27,766,442)
CLASS C SHARES
Sold	10,032	90,139	40,491	364,891
Reinvestment of dividends	12,092	108,474	28,007	251,681
Redeemed	(99,821)	(896,167)	(336,098)	(3,021,761)
Net decrease — Class C	(77,697)	(697,554)	(267,600)	(2,405,189)
CLASS D SHARES
Sold	93,269	828,608	520,658	4,598,538
Reinvestment of dividends	27,822	247,029	44,574	396,152
Redeemed	(128,805)	(1,144,771)	(497,730)	(4,440,683)
Net increase (decrease) — Class D	(7,714)	(69,134)	67,502	554,007
Net decrease in Fund	(1,923,561)	$(17,246,107)	(6,420,821)	$(55,795,839)

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Fund had a net capital loss carryforward of $16,013,554 of which $2,381,171 will expire on October 31, 2007, $3,711,589 will expire on October 31, 2011, $1,178,907 will expire on October 31, 2012, $5,681,491 will expire on October 31, 2013 and $3,060,396 will expire on October 31, 2014 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and options contracts and dividend payable.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.08		$9.17	$9.40	$9.29	$9.58	$9.51
Income (loss) from investment operations:
Net investment income	0.22		0.37	0.19	0.07	0.12	0.43
Net realized and unrealized gain (loss)	–		(0.02)	(0.03)	0.36	0.04	0.12
Total income from investment operations	0.22		0.35	0.16	0.43	0.16	0.55
Less dividends from net investment income	(0.23)		(0.44)	(0.39)	(0.32)	(0.45)	(0.48)
Net asset value, end of period	$9.07		$9.08	$9.17	$9.40	$9.29	$9.58
Total Return†	2.50	%(1)	3.95%	1.68%	4.74%	1.70%	6.14%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.15	%(2)	1.09%	1.05%	0.91%	0.92%	0.90%
Net investment income	4.99	%(2)	4.21%	2.31%	1.52%	1.69%	4.51%
Supplemental Data:
Net assets, end of period, in thousands	$134,318		$140,929	$170,689	$10,663	$18,409	$22,713
Portfolio turnover rate	292	%(1)	657%	772%	666%	654%	25%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.92		$9.00	$9.23	$9.12	$9.42	$9.35
Income (loss) from investment operations:
Net investment income	0.19		0.31	0.12	0.00	0.05	0.36
Net realized and unrealized gain (loss)	(0.01)		(0.01)	(0.03)	0.36	0.03	0.12
Total income from investment operations	0.18		0.30	0.09	0.36	0.08	0.48
Less dividends from net investment income	(0.20)		(0.38)	(0.32)	(0.25)	(0.38)	(0.41)
Net asset value, end of period	$8.90		$8.92	$9.00	$9.23	$9.12	$9.42
Total Return†	2.18	%(1)	3.31%	0.97%	4.05%	0.89%	5.36%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.77	%(2)	1.70%	1.65%	1.59%	1.56%	1.55%
Net investment income	4.37	%(2)	3.61%	1.71%	0.84%	1.05%	3.86%
Supplemental Data:
Net assets, end of period, in thousands	$35,039		$45,202	$73,635	$305,066	$394,399	$476,023
Portfolio turnover rate	292	%(1)	657%	772%	666%	654%	25%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.00		$9.08	$9.31	$9.20	$9.50	$9.43
Income (loss) from investment operations:
Net investment income	0.19		0.32	0.13	0.01	0.06	0.36
Net realized and unrealized gain (loss)	(0.01)		(0.01)	(0.03)	0.35	0.03	0.12
Total income from investment operations	0.18		0.31	0.10	0.36	0.09	0.48
Less dividends from net investment income	(0.20)		(0.39)	(0.33)	(0.25)	(0.39)	(0.41)
Net asset value, end of period	$8.98		$9.00	$9.08	$9.31	$9.20	$9.50
Total Return†	2.19	%(1)	3.35%	1.08%	4.03%	0.91%	5.35%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.77	%(2)	1.67%	1.56%	1.59%	1.56%	1.55%
Net investment income	4.37	%(2)	3.64%	1.80%	0.84%	1.05%	3.86%
Supplemental Data:
Net assets, end of period, in thousands	$6,534		$7,244	$9,739	$12,864	$16,803	$19,116
Portfolio turnover rate	292	%(1)	657%	772%	666%	654%	25%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.90		$8.98	$9.21	$9.10	$9.39	$9.33
Income (loss) from investment operations:
Net investment income	0.23		0.39	0.20	0.08	0.13	0.43
Net realized and unrealized gain (loss)	–		(0.01)	(0.03)	0.36	0.04	0.12
Total income from investment operations	0.23		0.38	0.17	0.44	0.17	0.55
Less dividends from net investment income	(0.24)		(0.46)	(0.40)	(0.33)	(0.46)	(0.49)
Net asset value, end of period	$8.89		$8.90	$8.98	$9.21	$9.10	$9.39
Total Return†	2.50	%(1)	4.31%	1.83%	4.93%	1.85%	6.14%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.92	%(2)	0.85%	0.80%	0.74%	0.71%	0.70%
Net investment income	5.22	%(2)	4.46%	2.56%	1.69%	1.90%	4.71%
Supplemental Data:
Net assets, end of period, in thousands	$11,382		$11,469	$10,967	$12,742	$19,677	$12,297
Portfolio turnover rate	292	%(1)	657%	772%	666%	654%	25%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MTGSAN-IU07-01583P-Y04/07

MORGAN STANLEY FUNDS

Morgan Stanley
Mortgage
Securities Trust

Semiannual Report

April 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007